Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Basic earnings per share and diluted earnings per share

	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	658,973,622	1,048,069,740	1,076,414,897

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	33,592,334	35,385,451	35,977,063
Dilutive effect of share options	1,658,001	2,191,605	2,053,911

Denominator for diluted earnings per ordinary share	35,250,335	37,577,056	38,030,974

Basic earnings per ordinary share	19.62	29.62	29.92

Diluted earnings per ordinary share	18.69	27.89	28.30

Basic earnings per ADS	4.90	7.40	7.48

Diluted earnings per ADS	4.67	6.97	7.08